Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
7. Regulatory Assets and Liabilities
Regulatory Assets
As at December 31 December 31
millions of dollars

2022 2021
Regulatory assets
Deferred income tax regulatory assets $

1,166 $

1,045
Cost recovery clauses

707

114
Tampa Electric capital cost recovery for early retired assets

674

657
Pension and post-retirement medical plan

369

291
FAM

307

145
Storm reserve

103 -

NMGC winter event gas cost recovery

69

117
Storm restoration

35

35
Deferrals related to derivative instruments

30

23
Environmental remediations

27

27
Stranded cost recovery

27

26
Other

106

86
$

3,620 $

2,566
Current $

602 $

253
Long-term

3,018

2,313
Total regulatory assets

$

3,620 $

2,566
Regulatory liabilities
Accumulated reserve - cost of remova
l

895

819
Deferred income tax regulatory liabilities

877

863
Deferrals related to derivative instruments

230

241
NMGC gas hedge settlements (note 18)

162 -

Cost recovery clauses

70

35
Self-insurance fund (note 32)

30

28
Storm reserve -

58
Other

9

11
$

2,273 $

2,055
Current $

495 $

290
Long-term

1,778

1,765
Total regulatory liabilities $

2,273 $

2,055

Regulatory Liabilities
As at December 31 December 31
millions of dollars

2022 2021
Regulatory assets
Deferred income tax regulatory assets $

1,166 $

1,045
Cost recovery clauses

707

114
Tampa Electric capital cost recovery for early retired assets

674

657
Pension and post-retirement medical plan

369

291
FAM

307

145
Storm reserve

103 -

NMGC winter event gas cost recovery

69

117
Storm restoration

35

35
Deferrals related to derivative instruments

30

23
Environmental remediations

27

27
Stranded cost recovery

27

26
Other

106

86
$

3,620 $

2,566
Current $

602 $

253
Long-term

3,018

2,313
Total regulatory assets

$

3,620 $

2,566
Regulatory liabilities
Accumulated reserve - cost of remova
l

895

819
Deferred income tax regulatory liabilities

877

863
Deferrals related to derivative instruments

230

241
NMGC gas hedge settlements (note 18)

162 -

Cost recovery clauses

70

35
Self-insurance fund (note 32)

30

28
Storm reserve -

58
Other

9

11
$

2,273 $

2,055
Current $

495 $

290
Long-term

1,778

1,765
Total regulatory liabilities $

2,273 $

2,055